Principal subsidiaries - Subsidiaries financial information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Consolidated sales revenue		$ 63,495	$ 44,611	$ 43,165
Profit after tax for the year		22,575	10,400	6,972
Profit/(loss) after tax – attributable to non-controlling interests		1,481	631	(1,038)
Profit/(loss) after tax – attributable to owners of Rio Tinto		21,094	9,769	8,010
Other comprehensive (loss)/income		(1,270)	2,584	346
Total comprehensive income	[1]	21,305	12,984	7,318
Non-current assets		78,464	76,535
Current assets		24,432	20,855
Non-current liabilities		(33,679)	(33,880)
Net assets		56,590	51,903
Attributable to non-controlling interests		5,158	4,849
– attributable to Rio Tinto		51,432	47,054
Cash flow from operations		25,345	15,875	14,912
Dividends paid to non-controlling interests		(1,090)	(683)	(376)
Borrowings		13,531	13,831
Goodwill		879	946	$ 922
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Consolidated sales revenue		3,308	2,269
Profit after tax for the year		1,193	611
Profit/(loss) after tax – attributable to non-controlling interests		493	252
Profit/(loss) after tax – attributable to owners of Rio Tinto		700	359
Other comprehensive (loss)/income		39	56
Total comprehensive income		1,232	667
Non-current assets		2,974	2,733
Current assets		599	670
Current liabilities		(581)	(462)
Non-current liabilities		(1,020)	(993)
Net assets		1,972	1,948
Attributable to non-controlling interests		818	804
– attributable to Rio Tinto		1,154	1,144
Cash flow from operations		2,119	1,027
Dividends paid to non-controlling interests		(495)	(180)
Turquoise Hill
Disclosure of subsidiaries [line items]
Consolidated sales revenue		1,971	1,078
Profit after tax for the year		893	357
Profit/(loss) after tax – attributable to non-controlling interests		496	130
Profit/(loss) after tax – attributable to owners of Rio Tinto		397	227
Other comprehensive (loss)/income		3	2
Total comprehensive income		896	359
Non-current assets		12,250	10,930
Current assets		1,129	1,496
Current liabilities		(954)	(540)
Non-current liabilities		(4,085)	(4,404)
Net assets		8,340	7,482
Attributable to non-controlling interests		2,846	2,424
– attributable to Rio Tinto		5,494	5,058
Cash flow from operations		825	380
Dividends paid to non-controlling interests		0	0
Erdenes Oyu Tolgoi LLC | Amended and restated shareholders agreement
Disclosure of subsidiaries [line items]
Borrowings		1,399	1,378
Interest receivable		$ 953	804
Erdenes Oyu Tolgoi LLC | Floating interest rate
Disclosure of subsidiaries [line items]
Borrowings, interest rate basis		6.50%
Erdenes Oyu Tolgoi LLC | Floating interest rate | Amended and restated shareholders agreement
Disclosure of subsidiaries [line items]
Borrowings, interest rate basis		6.50%
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Consolidated sales revenue		$ 2,454	1,738
Profit after tax for the year		1,352	939
Profit/(loss) after tax – attributable to non-controlling interests		541	376
Profit/(loss) after tax – attributable to owners of Rio Tinto		811	563
Other comprehensive (loss)/income		(183)	294
Total comprehensive income		1,169	1,233
Non-current assets		3,472	3,452
Current assets		495	865
Current liabilities		(371)	(380)
Non-current liabilities		(421)	(255)
Net assets		3,175	3,682
Attributable to non-controlling interests		1,268	1,397
– attributable to Rio Tinto		1,907	2,285
Cash flow from operations		2,130	1,491
Dividends paid to non-controlling interests		(589)	(332)
Other companies and eliminations
Disclosure of subsidiaries [line items]
Consolidated sales revenue		2,863	2,028
Profit after tax for the year		1,518	1,019
Profit/(loss) after tax – attributable to non-controlling interests		0	0
Profit/(loss) after tax – attributable to owners of Rio Tinto		1,518	1,019
Other comprehensive (loss)/income		(97)	136
Total comprehensive income		1,421	1,155
Non-current assets		4,166	4,247
Current assets		2,118	2,239
Current liabilities		(329)	(414)
Non-current liabilities		(4,378)	(4,752)
Net assets		1,577	1,320
Attributable to non-controlling interests		0	0
– attributable to Rio Tinto		1,577	1,320
Cash flow from operations		2,512	1,771
Dividends paid to non-controlling interests		0	(165)
Robe River
Disclosure of subsidiaries [line items]
Consolidated sales revenue		5,317	3,766
Profit after tax for the year		2,870	1,958
Profit/(loss) after tax – attributable to non-controlling interests		541	376
Profit/(loss) after tax – attributable to owners of Rio Tinto		2,329	1,582
Other comprehensive (loss)/income		(280)	430
Total comprehensive income		2,590	2,388
Non-current assets		7,638	7,699
Current assets		2,613	3,104
Current liabilities		(700)	(794)
Non-current liabilities		(4,799)	(5,007)
Net assets		4,752	5,002
Attributable to non-controlling interests		1,268	1,397
– attributable to Rio Tinto		3,484	3,605
Cash flow from operations		4,642	3,262
Dividends paid to non-controlling interests		(589)	(497)
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Goodwill		$ 362	$ 383

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.